Loans, Credit Quality Indicators (Details) (USD $) In Thousands, unless otherwise specified			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Commercial and industrial [Member]	Dec. 31, 2011 Commercial and industrial [Member]	Dec. 31, 2012 Real estate construction [Member] Residential [Member]	Dec. 31, 2011 Real estate construction [Member] Residential [Member]	Dec. 31, 2012 Real estate construction [Member] Commercial [Member]	Dec. 31, 2011 Real estate construction [Member] Commercial [Member]	Dec. 31, 2012 Real estate mortgage [Member] Commercial - Owner Occupied [Member]	Dec. 31, 2011 Real estate mortgage [Member] Commercial - Owner Occupied [Member]	Dec. 31, 2012 Real estate mortgage [Member] Commercial - Non-owner Occupied [Member]	Dec. 31, 2011 Real estate mortgage [Member] Commercial - Non-owner Occupied [Member]	Dec. 31, 2012 Real estate mortgage [Member] Residential - 1 to 4 family [Member]	Dec. 31, 2011 Real estate mortgage [Member] Residential - 1 to 4 family [Member]	Dec. 31, 2012 Real estate mortgage [Member] Residential - Multifamily [Member]	Dec. 31, 2011 Real estate mortgage [Member] Residential - Multifamily [Member]	Dec. 31, 2012 Consumer [Member]	Dec. 31, 2011 Consumer [Member]	Dec. 31, 2012 Pass [Member]	Dec. 31, 2011 Pass [Member]	Dec. 31, 2012 Pass [Member] Commercial and industrial [Member]	Dec. 31, 2011 Pass [Member] Commercial and industrial [Member]	Dec. 31, 2012 Pass [Member] Real estate construction [Member] Residential [Member]	Dec. 31, 2011 Pass [Member] Real estate construction [Member] Residential [Member]	Dec. 31, 2012 Pass [Member] Real estate construction [Member] Commercial [Member]	Dec. 31, 2011 Pass [Member] Real estate construction [Member] Commercial [Member]	Dec. 31, 2012 Pass [Member] Real estate mortgage [Member] Commercial - Owner Occupied [Member]	Dec. 31, 2011 Pass [Member] Real estate mortgage [Member] Commercial - Owner Occupied [Member]	Dec. 31, 2012 Pass [Member] Real estate mortgage [Member] Commercial - Non-owner Occupied [Member]	Dec. 31, 2011 Pass [Member] Real estate mortgage [Member] Commercial - Non-owner Occupied [Member]	Dec. 31, 2012 Pass [Member] Real estate mortgage [Member] Residential - 1 to 4 family [Member]	Dec. 31, 2011 Pass [Member] Real estate mortgage [Member] Residential - 1 to 4 family [Member]	Dec. 31, 2012 Pass [Member] Real estate mortgage [Member] Residential - Multifamily [Member]	Dec. 31, 2011 Pass [Member] Real estate mortgage [Member] Residential - Multifamily [Member]	Dec. 31, 2012 Pass [Member] Consumer [Member]	Dec. 31, 2011 Pass [Member] Consumer [Member]	Dec. 31, 2012 OAEM [Member]	Dec. 31, 2011 OAEM [Member]	Dec. 31, 2012 OAEM [Member] Commercial and industrial [Member]	Dec. 31, 2011 OAEM [Member] Commercial and industrial [Member]	Dec. 31, 2012 OAEM [Member] Real estate construction [Member] Residential [Member]	Dec. 31, 2011 OAEM [Member] Real estate construction [Member] Residential [Member]	Dec. 31, 2012 OAEM [Member] Real estate construction [Member] Commercial [Member]	Dec. 31, 2011 OAEM [Member] Real estate construction [Member] Commercial [Member]	Dec. 31, 2012 OAEM [Member] Real estate mortgage [Member] Commercial - Owner Occupied [Member]	Dec. 31, 2011 OAEM [Member] Real estate mortgage [Member] Commercial - Owner Occupied [Member]	Dec. 31, 2012 OAEM [Member] Real estate mortgage [Member] Commercial - Non-owner Occupied [Member]	Dec. 31, 2011 OAEM [Member] Real estate mortgage [Member] Commercial - Non-owner Occupied [Member]	Dec. 31, 2012 OAEM [Member] Real estate mortgage [Member] Residential - 1 to 4 family [Member]	Dec. 31, 2011 OAEM [Member] Real estate mortgage [Member] Residential - 1 to 4 family [Member]	Dec. 31, 2012 OAEM [Member] Real estate mortgage [Member] Residential - Multifamily [Member]	Dec. 31, 2011 OAEM [Member] Real estate mortgage [Member] Residential - Multifamily [Member]	Dec. 31, 2012 OAEM [Member] Consumer [Member]	Dec. 31, 2011 OAEM [Member] Consumer [Member]	Dec. 31, 2012 Substandard [Member]	Dec. 31, 2011 Substandard [Member]	Dec. 31, 2012 Substandard [Member] Commercial and industrial [Member]	Dec. 31, 2011 Substandard [Member] Commercial and industrial [Member]	Dec. 31, 2012 Substandard [Member] Real estate construction [Member] Residential [Member]	Dec. 31, 2011 Substandard [Member] Real estate construction [Member] Residential [Member]	Dec. 31, 2012 Substandard [Member] Real estate construction [Member] Commercial [Member]	Dec. 31, 2011 Substandard [Member] Real estate construction [Member] Commercial [Member]	Dec. 31, 2012 Substandard [Member] Real estate mortgage [Member] Commercial - Owner Occupied [Member]	Dec. 31, 2011 Substandard [Member] Real estate mortgage [Member] Commercial - Owner Occupied [Member]	Dec. 31, 2012 Substandard [Member] Real estate mortgage [Member] Commercial - Non-owner Occupied [Member]	Dec. 31, 2011 Substandard [Member] Real estate mortgage [Member] Commercial - Non-owner Occupied [Member]	Dec. 31, 2012 Substandard [Member] Real estate mortgage [Member] Residential - 1 to 4 family [Member]	Dec. 31, 2011 Substandard [Member] Real estate mortgage [Member] Residential - 1 to 4 family [Member]	Dec. 31, 2012 Substandard [Member] Real estate mortgage [Member] Residential - Multifamily [Member]	Dec. 31, 2011 Substandard [Member] Real estate mortgage [Member] Residential - Multifamily [Member]	Dec. 31, 2012 Substandard [Member] Consumer [Member]	Dec. 31, 2011 Substandard [Member] Consumer [Member]	Dec. 31, 2012 Doubtful [Member]	Dec. 31, 2011 Doubtful [Member]	Dec. 31, 2012 Doubtful [Member] Commercial and industrial [Member]	Dec. 31, 2011 Doubtful [Member] Commercial and industrial [Member]	Dec. 31, 2012 Doubtful [Member] Real estate construction [Member] Residential [Member]	Dec. 31, 2011 Doubtful [Member] Real estate construction [Member] Residential [Member]	Dec. 31, 2012 Doubtful [Member] Real estate construction [Member] Commercial [Member]	Dec. 31, 2011 Doubtful [Member] Real estate construction [Member] Commercial [Member]	Dec. 31, 2012 Doubtful [Member] Real estate mortgage [Member] Commercial - Owner Occupied [Member]	Dec. 31, 2011 Doubtful [Member] Real estate mortgage [Member] Commercial - Owner Occupied [Member]	Dec. 31, 2012 Doubtful [Member] Real estate mortgage [Member] Commercial - Non-owner Occupied [Member]	Dec. 31, 2011 Doubtful [Member] Real estate mortgage [Member] Commercial - Non-owner Occupied [Member]	Dec. 31, 2012 Doubtful [Member] Real estate mortgage [Member] Residential - 1 to 4 family [Member]	Dec. 31, 2011 Doubtful [Member] Real estate mortgage [Member] Residential - 1 to 4 family [Member]	Dec. 31, 2012 Doubtful [Member] Real estate mortgage [Member] Residential - Multifamily [Member]	Dec. 31, 2011 Doubtful [Member] Real estate mortgage [Member] Residential - Multifamily [Member]	Dec. 31, 2012 Doubtful [Member] Consumer [Member]	Dec. 31, 2011 Doubtful [Member] Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loan scale for risk grade points range			1	7
Loans	$ 629,712	$ 625,117			$ 21,925	$ 24,136	$ 7,331	$ 21,287	$ 41,875	$ 50,361	$ 157,616	$ 147,449	$ 221,731	$ 204,216	$ 140,164	$ 138,768	$ 21,181	$ 20,126	$ 17,889	$ 18,774	$ 530,695	$ 501,154	$ 18,926	$ 16,033	$ 6,345	$ 12,327	$ 20,097	$ 23,898	$ 150,990	$ 137,200	$ 173,606	$ 156,277	$ 126,167	$ 120,658	$ 16,863	$ 16,261	$ 17,701	$ 18,500	$ 18,069	$ 29,748	$ 2,183	$ 7,500	$ 0	$ 350	$ 0	$ 0	$ 1,121	$ 3,840	$ 11,399	$ 10,430	$ 2,263	$ 4,360	$ 1,103	$ 3,268	$ 0	$ 0	$ 80,948	$ 94,215	$ 816	$ 603	$ 986	$ 8,610	$ 21,778	$ 26,463	$ 5,505	$ 6,409	$ 36,726	$ 37,509	$ 11,734	$ 13,750	$ 3,215	$ 597	$ 188	$ 274	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0